Current Taxes and Deferred Taxes - Schedule of "OCI" that may be Reclassified Subsequent to Profit or Loss (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [abstract]
Financial instruments at fair value through other comprehensive income	$ (2,172)
Available for sale investments		$ (3,333)	$ (4,025)
Hedge of a net investment in foreign operations	10,565	(14,211)	(2,685)
Cash flow hedge	(1,669)	44	1,345
Total charge to other comprehensive income	6,724	(17,500)	(5,365)
Income tax relating to defined benefit obligation	(44)	(6)	1,090
Total charge to other comprehensive income	$ (44)	$ (6)	$ 1,090